Warrants - Liability classified warrant activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrants
Balance at beginning of the period	$ 5,798,058
Issued during the year	529,004	$ 5,662,119
Exercised during the year	(284,402)
Impact of foreign exchange	192,088
Loss from revaluation of derivative liabilities	6,391,551	135,939
Balance at end of the period	$ 12,626,299	$ 5,798,058